Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets of reportable segments at end of year	$ 609,660	$ 631,354		$ 731,520
Total assets	636,582	654,006	[1]	748,420
Significant Reconciling Items [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets of reportable segments at end of year	609,660	631,354		731,520
Assets not allocated to segments	$ 26,922	$ 22,652		$ 16,900

[1]	See Note 1a(ii).